Cover	12 Months Ended
Jun. 30, 2026 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--06-30
Entity File Number	001-43079
Entity Registrant Name	BRAIIN LIMITED
Entity Central Index Key	0002076975
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	283 Rokeby Road
Entity Address, Address Line Two	Subiaco
Entity Address, City or Town	Western Australia
Entity Address, Country	AU
Entity Address, Postal Zip Code	6008
Title of 12(b) Security	Ordinary shares
Trading Symbol	BRAI
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	206,088,228
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	2256
Auditor Opinion [Text Block]	We have audited the accompanying consolidated statement of financial position of Braiin Limited and its controlled entities (together, the ‘Group’) as of June 30, 2026 and 2025, the related consolidated statements of profit or loss and other comprehensive income, statement of changes in equity, and cash flows for each of the three years in the period ended June 30, 2026, and the related notes (collectively referred to as the ‘consolidated financial statements’). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Group as of June 30, 2026 and 2025, and the results of its operations and its cash flows for each of the three years in the period ended June 30, 2026, in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board (‘IFRS Accounting Standards’).
Auditor Name	BDO Audit Pty Ltd
Auditor Location	Sydney, Australia
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	283 Rokeby Road
Entity Address, Address Line Two	Subiaco
Entity Address, City or Town	Western Australia
Entity Address, Country	AU
Entity Address, Postal Zip Code	6008
City Area Code	+61
Local Phone Number	412 474 180
Contact Personnel Name	Jay Stephenson
Contact Personnel Email Address	jay@braiin.com